DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

21.  DISCONTINUED OPERATIONS

As a result of the approval by the Company's shareholders and the Ontario Superior Court of Justice of the Arrangement (note 1), the Company has presented the Arrangement Transferred Assets & Business as discontinued operations in the accompanying consolidated financial statements.

The Company's results of operations related to discontinued operations are shown in the following table:

Years ended December 31,	2012	2011	2010
		(previously in US dollars — note 1(c))
Revenues	$—	$262,345	$189,876
Purses, awards and other	—	148,584	103,878
Operating costs	—	80,208	93,233
Property operating costs	—	933	1,770
General and administrative	—	21,759	27,853
Depreciation and amortization	—	3,445	9,526
Interest income	—	(310)	(422)
Foreign exchange gains	—	(51)	(101)
Equity loss	—	1,952	29,951
Write-down of long-lived and intangible assets	—	—	44,499

Operating income (loss)	—	5,825	(120,311)
Loss on disposal of real estate	—	—	(1,305)

Income (loss) before income taxes	—	5,825	(121,616)
Income tax recovery	—	(1,196)	(347)

Income (loss) from operations	—	7,021	(121,269)
Net gain on disposition of discontinued operations, net of income tax of $10.5 million	—	87,428	—

Income (loss) from discontinued operations, net of income tax	$—	$94,449	$(121,269)

The distribution of the assets and liabilities under the Arrangement is considered a non-pro-rata distribution and therefore has been recorded at fair value. Accordingly, the gain on disposition of discontinued operations was determined as the difference in the fair values and carrying values of the net assets disposed of, net of costs of disposal. The difference between the fair value of the net assets disposed of and the carrying value of the 363,414 Class B Shares cancelled in the amount of $680.6 million has been recorded in the consolidated statements of changes in deficit as "Distribution under Plan of Arrangement" for the year ended December 31, 2011. A summary of the fair values and carrying values of the Arrangement Transferred Assets & Business is as follows:

	Fair Value	Carrying Value	Gain	Fair Value Measurement(i)
	(previously in US dollars — note 1(c))
Development Properties
Current assets	$2,320	$2,320	$—	Levels 1 and 2
Land held for development	218,039	132,257	85,782	Level 3
Current liabilities	(4,250)	(4,250)	—	Level 2
Future taxes	(1,395)	(1,395)	—	Level 3
Income-Producing Property and Property in United States
Land and building	15,997	9,354	6,643	Level 3
Racing & Gaming Business
Current assets	82,650	82,650	—	Levels 1 and 2
Fixed assets	6,935	6,935	—	Level 2
Racing lands and other long-term assets	392,471	384,754	7,717	Level 3
Technology companies	45,872	40,562	5,310	Level 3
Current liabilities	(37,698)	(37,698)	—	Level 2
Future taxes	(24,414)	(24,414)	—	Level 3
Other liabilities	(4,311)	(4,311)	—	Level 2

Gain on disposition before transaction costs and income taxes	692,216	586,764	105,452
Transaction costs			(8,042)

Net gain on disposition before undernoted			97,410

Reclassification to net income of foreign currency translation gain and net unrecognized actuarial pension loss			520
Income taxes			(10,502)

Net gain on disposition of discontinued operations, net of income tax			$87,428

(i)
Refer to note 18(f) for the fair value hierarchy

The fair values of the racetrack assets of the Racing & Gaming Business were determined based on the underlying real estate as this was considered to be the highest and best use. The fair values of the real estate were primarily determined by external real estate appraisals reflecting estimated prices at which comparable assets could be purchased and adjusted for the estimated costs to convert the land for its appraised purpose.

The fair values of fixed assets, which include machinery and equipment and furniture and fixtures, were determined using a market approach based upon management's review of current prices at which comparable assets could be purchased under similar circumstances.

The fair values of the technology companies, which primarily included XpressBet® and AmTote, were determined in consultation with an external valuator using a discounted cash flow analysis under the income valuation methodology. The income approach required estimating a number of factors including projected revenue growth, customer attrition rates, profit margin and the discount rate. Projected revenue growth, customer attrition rates and profit margin were based upon past experience and management's best estimate of future operating results. The discount rate represents the respective entity's weighted average cost of capital including a risk premium where warranted.

The fair value of the 50% joint venture interest in The Village at Gulfstream Park™ was determined based on an external real estate appraisal using discounted cash flow analysis under the income valuation method. The fair value of the 51% joint venture interest in MJC was determined based on the underlying real estate determined by external real estate appraisals as this was considered to be the highest and best use.

The fair values of the lands held for development, a property located in the United States and an income-producing property located in Canada were determined by external real estate appraisals or broker opinions that reflected a market approach using estimated prices at which comparable assets could be purchased.

The remaining assets and liabilities of the Racing & Gaming Business, as well as the other assets and liabilities associated with the lands held for development, were primarily cash and cash equivalents, restricted cash, accounts receivable, income taxes receivable, other current assets, accounts payable and accrued liabilities, and deferred revenue, for which the carrying value approximated fair value. The current and long-term portions of the proceeds from the sale of Lone Star LP, representing 50% of the outstanding total proceeds from the sale, approximate fair value as the note receivable bears interest at current market rates negotiated between arm's-length parties.